Condensed Interim Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Sales	$ 357,979	$ 282,693
Cost of Sales	431,888	209,529
GROSS PROFIT (LOSS)	(73,909)	73,164
Research and development expenses	1,155,436	662,440
Selling and marketing expenses	752,420	516,401
General and administrative expenses	1,670,513	1,122,759
OPERATING LOSS	(3,652,278)	(2,228,436)
Change in fair value of derivative warrant liabilities	1,253,042	67,227
Other finance income, net	103,281	135,115
NET LOSS AND COMPREHENSIVE LOSS	$ (2,295,955)	$ (2,026,094)
Net loss per ordinary share, basic (in Dollars per share)	$ (0.14)	$ (0.19)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.14)	$ (0.19)
Weighted average number of ordinary shares outstanding, basic (in Shares)	16,018,334	10,940,958
Weighted average number of ordinary shares outstanding, diluted (in Shares)	16,018,334	10,940,958